Pension and severance plans (Details 11) - Foreign plans - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Projected benefit obligations	¥ 27,045	¥ 21,498
Accumulated benefit obligations	25,362	21,300
Fair value of plan assets	¥ 12,595	¥ 9,464